STOCKHOLDERS EQUITY (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 17, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized		2,000,000	2,000,000
Par value per preferred stock (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, shares authorized		1,250,000,000	1,250,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per common share | Vote		1
Common stock, shares issued	487,632,615	537,632,615	324,237,896
Number of Earn-Out Shares issued	35,000,000
Earn-Out shares liability | $	$ 240,100	$ 153,041
Maximum
Class of Stock [Line Items]
Number of Earn-Out Shares issued	50,000,000
Tranche 1
Class of Stock [Line Items]
Number of Earn-Out Shares issued	15,000,000
Liability for Earn-Out Shares
Class of Stock [Line Items]
Number of Earn-Out Shares issued		50,000,000
Founders, employees and advisors
Class of Stock [Line Items]
Common stock, shares issued		40,674,552